Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Operating activities
Net (loss) income	$ (5,441)	$ (3,244)	$ 285
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	11,881	10,527	11,028
Share-based compensation expense	10,294	7,886	5,426
Provision for doubtful accounts	87	91	133
Gain on disposal of fixed assets	(4)	(5)	(16)
Other non-cash items	132	106	110
Unrealized currency gain on foreign denominated transactions	(6,496)	(988)	(4,052)
Changes in assets and liabilities:
Accounts receivable	(11,750)	(9,820)	(4,334)
Prepaid expenses and other current assets	(2,752)	(2,191)	684
Other assets	1,861	(437)	(206)
Accounts payable	758	(542)	(38)
Deferred revenue	29,072	18,588	11,378
Accrued expenses and other liabilities	4,872	4,672	2,849
Net cash provided by operating activities	32,514	24,643	23,247
Investing activities
Purchases of investments	(67,550)
Maturities of investments	7,000
Purchases of property and equipment	(18,491)	(14,234)	(12,583)
Payments for acquisitions	(5,574)
Net cash used in investing activities	(84,615)	(14,234)	(12,583)
Financing activities
Proceeds from exercises of share options	4,476	885	632
Payments on debt	(4,559)	(5,412)	(3,483)
Payments on capital lease obligations	(249)
Proceeds from issuance of debt, net of issuance costs			8,282
Proceeds from initial public offering, net of issuance costs		68,328
Net cash (used in) provided by financing activities	(332)	63,801	5,431
Effect of foreign exchange rates on cash	(2,388)	(960)	(2,363)
Net (decrease) increase in cash and cash equivalents	(54,821)	73,250	13,732
Cash and cash equivalents at beginning of period	106,140	32,890	19,158
Cash and cash equivalents at end of period	51,319	106,140	32,890
Supplemental disclosure of cash flow information
Cash paid during the period for interest	211	488	593
Cash paid during the period for income taxes	2,046	58	32
Supplemental disclosure of non-cash investing and financing
Unpaid purchases of property and equipment	848	308	$ 1,591
Conversion of convertible preferred shares to ordinary shares		$ 59,305
Amounts due for acquisition of business	600
Property and equipment acquired under capital lease	$ 713